Net Foreign Exchange Gain (Loss)	12 Months Ended
Dec. 31, 2019
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Net Foreign Exchange Gain (Loss)

Note 28 - Net Foreign Exchange Gain (Loss)

This item includes the income earned from foreign currency trading, differences arising from converting monetary items in a foreign currency to the functional currency, and those generated by non-monetary assets in foreign currency at the time of their disposal. Net foreign exchange gains (losses) details are as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	37,404	(64,278)	131,196
Other foreign currency exchange gains (losses)	4,128	5,421	1,537
Subtotals	41,532	(58,857)	132,733
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	702	93	(82)
Adjustment for investment instruments	—	105	(824)
Adjustment for other assets and liabilities	2	(322)	1,385
Net gain (loss) from hedge accounting	(14,610)	41,016	(87,047)
Subtotals	(13,906)	40,892	(86,568)
Totals	27,626	(17,965)	46,165